Intangible Assets, Net	3 Months Ended
Mar. 31, 2017
Intangible Assets Net
Intangible Assets, net

Intangible assets, net consist of the following at March 31, 2017 and December 31, 2016:

March 31, 2017
Amortized Identifiable Intangible Assets:
Customer agreements
Balance at December 31, 2016	$—
Customers acquired	10,000
Amortization	(1,250)
Balance at March 31, 2017	$8,750

Non-compete agreements
Balance at December 31, 2016	—
Agreements	100,000
Amortization	(10,000)
Balance at March 31, 2017	$90,000

Unamortized Identifiable Intangible Assets:
Domain names
Balance at December 31, 2016	45,515
Domain names acquired	—
Impairment or write down	—
Balance at March 31, 2017	$45,515

Intangible assets, net at March 31, 2017	$144,265

Total amortization expense related to intangible assets was $11,250 for the three-months ended March 31, 2017. As of March 31, 2017, estimated future amortization expenses related to identifiable intangible assets were as follows:

Remainder through December 31, 2017	$33,750
2018	45,000
2019	20,000
$98,750